Schedule of contributed surplus activity (Details) - Surplus [Member] - CAD ($)	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Opening balance	$ 7,559,538	$ 6,731,440
Warrants expired		674,600
Warrants cancelled		153,498
Closing balance	$ 7,559,538	$ 7,559,538